Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
14.	INCOME TAXES

The Company files a consolidated federal income tax return. The Company uses the specific charge-off method for computing bad debts. The provision for income taxes for the years ended December 31, 2011, 2010, and 2009 includes the following:

(Dollars in thousands)	2011	2010	2009
Current federal taxes	$3,938	($7,787)	$6,347
Current state and local taxes	197	(123)	1,465
Deferred federal and state taxes benefit	(6,048)	(6,879)	(6,275)

Total	($1,913)	($14,789)	$1,537

A reconciliation from the expected federal income tax expense (benefit) computed at the statutory federal income tax rate to the actual income tax expense (benefit) included in the consolidated statements of operations is as follows:

	2011		2010		2009
Tax at statutory rate	$3,193	35.00%	($8,313)	(35.00)%	$6,519	35.00%
Increase (reduction) in taxes resulting from:
Tax-exempt income	(1,870)	(20.50)	(2,251)	(9.48)	(1,773)	(9.52)
State and local income taxes	923	10.11	(1,915)	(8.06)	453	2.43
Employee benefit programs	178	1.95	(287)	(1.21)	(166)	(0.89)
Federal income tax credits	(2,845)	(31.18)	(2,488)	(10.47)	(2,441)	(13.11)
Valuation allowances—charitable contributions	(593)	(6.50)	593	2.50
Valuation allowances—state and local income taxes/other	(486)	(5.32)	182	0.76	(591)	(3.17)
Other	(413)	(4.53)	(310)	(1.30)	(464)	(2.49)

Total	($1,913)	(20.97)%	($14,789)	(62.26)%	$1,537	8.25%

Items that give rise to significant portions of the deferred tax accounts at December 31, 2011 and 2010 are as follows:

(Dollars in thousands)	2011	2010
Deferred tax assets:
Reserve for bad debts	$19,975	$16,695
Pension liabilities	10,231	5,570
Postretirement benefits	6,201	4,836
Federal income tax credits	5,545	5,699
Deferred compensation	4,683	4,056
Non-accrual interest on loans	4,131	2,931
State net operating loss carryover	1,562	2,705
Purchase accounting adjustments	1,676	2,185
Charitable contribution carryforward	912	1,446
Lease accounting	542	535
Impairment of securities	270	270
Federal net operating loss carryover	71	147
Accrued expenses and other	795	524

	56,594	47,599

Less: Valuation Allowance	(1,069)	(2,148)

Total	55,525	45,451

Deferred tax liabilities:
Available-for-sale securities	12,018	5,183
Intangibles	3,549	4,358
Property	366	2,902
Prepaid expenses and deferred loan costs	867	998
Mortgage servicing rights and other	727	82

Total	17,527	13,523

Net deferred tax assets	$37,998	$31,928

During 2011 and 2010, $22 thousand and $4.4 million in net deferred tax assets and liabilities, respectively, were recorded as adjustments to other comprehensive income tax accounts.

As of December 31, 2011, the Company’s net deferred tax assets were $38.0 million. We regularly evaluate the realizability of deferred tax asset positions. In determining whether a valuation allowance is necessary, we consider the level of taxable income in prior years to the extent that carrybacks are permitted under current tax laws, as well as estimates of future pre-tax and taxable income and tax planning strategies that would, if necessary, be implemented. We currently maintain a valuation allowance for certain state net operating losses and other-than-temporary impairments. Management believes it is more likely than not that such deferred tax assets will not be realized. We expect to realize our remaining deferred tax assets over the allowable carryback and/or carryforward periods. Therefore, no valuation allowance is deemed necessary against our federal or remaining state deferred tax assets as of December 31, 2011. However, if an unanticipated event occurred that materially changed pre-tax and taxable income in future periods, an increase in the valuation allowance may become necessary which may be material.

During 2007, the Company established The Beneficial Foundation (“the Foundation”) and contributed a total of $10.0 million to the Foundation. Under current federal income tax regulations, charitable contribution deductions are limited to 10% of taxable income. Accordingly, the $10.0 million contribution created a carry forward for income tax purposes and a deferred tax asset for financial statement purposes. As of December 31, 2011, the Company has a $2.6 million charitable contribution carryover, of which $1.8 million will expire as of December 31, 2012 if not utilized. Management believes that it is more likely than not that such deferred tax assets will be realized and no valuation allowance was recorded for charitable contribution carryovers as of December 31, 2011. Accordingly, during 2011 the Company reversed $593 thousand in valuation allowances that were originally charged to income tax expense in 2010 for these charitable contributions that the Company believes are more likely than not realizable as of December 31, 2011.

As of December 31, 2011, the Company has state and local net operating loss carryovers of $26.0 million and Pennsylvania tax credits of $72 thousand, resulting in gross deferred tax assets of $1.6 million. These net operating loss carryovers will begin to expire after December 31, 2013 if not utilized. A valuation allowance of $798 thousand for these deferred tax assets, other than the Bank’s net operating loss, has been recorded as of December 31, 2011, as management believes it is more likely than not that such deferred tax assets will not be realized. During 2011, $10.0 million of state and city net operating losses expired, representing gross deferred tax assets of $486 thousand. The Company had previously recorded a full valuation allowance against these deferred tax assets. Accordingly, although the valuation allowance was reduced in 2011 for the expiration of the gross deferred tax assets, there was no impact to income tax expense in 2011. In addition, as of December 31, 2011, management has recorded a valuation allowance of $270 thousand related to deferred tax assets associated with the write down of certain equity securities, for which management believes that it is more likely than not that such deferred tax assets will not be realized.

The Company also has the following carryover items: (1) a gross federal net operating loss of $203 thousand which is limited in usage under IRS rules to $108 thousand per year and will expire at the end of 2022 if not utilized; (2) low income housing tax credits of $5.3 million and solar investment tax credits of $36 thousand which will expire at the end of 2030 if not utilized; and (3) an alternative minimum tax credit of $194 thousand which has an indefinite life.

The Company accounts for uncertain tax positions in accordance with FASB ASC Topic 740 for Income Taxes. The guidance clarifies the accounting and reporting for income taxes where interpretation of the tax law may be uncertain. The FASB prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of income tax uncertainties with respect to positions taken or expected to be taken in income tax returns. The uncertain tax liability for uncertain tax positions was zero for both the years ended December 31, 2011 and December 31, 2010. In 2010, an examination of the Company’s 2007 consolidated federal income tax return was completed by the IRS and the Company received net refunds of $1.9 million, primarily related to certain losses on securities that were not reflected on the original tax return. The tax years 2008 through 2010 remain subject to examination by the IRS, Pennsylvania and Philadelphia taxing authorities. The tax years 2007 through 2010 remain subject to examination by New Jersey taxing authorities. For 2011, the Bank’s maximum federal income tax rate was 35%.

The following table provides a reconciliation of the beginning and ending amounts of the Company’s unrecognized tax liabilities.

(Dollars in thousands)	2011	2010
Unrecognized tax liabilities January 1	$—	$50
Increase/(Decrease) as a result of tax position taken in prior year	—	—
Increase/(Decrease) as a result of tax position taken during the year	—	—
Decreases relating to settlements with taxing authorities	—	(50)
Reductions as a result of a lapse of applicable statute of limitation	—	—

Unrecognized tax liabilities at December 31	$—	$—

Pursuant to accounting guidance, the Company is not required to provide deferred taxes on its tax loan loss reserve as of December 31, 1987. As of December 31, 2011 and 2010 the company had unrecognized deferred income taxes of approximately $2.3 million with respect to this reserve. This reserve could be recognized as taxable income and create a current and/or deferred tax liability using the income tax rates then in effect if one of the following occur: (1) the Bank’s retained earnings represented by this reserve are used for distributions in liquidation or for any other purpose other than to absorb losses from bad debts; (2) the Bank fails to qualify as a Bank, as provided by the Internal Revenue Code; or (3) there is a change in federal tax law.